Accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Accrued Liabilities [Abstract]
Summary of Accrued Liabilities

June 30,
2026

December 31,
2025

€

€

Clinical accrued liabilities

9,884,234

5,806,522

Personnel related accruals

7,939,302

11,432,445

Manufacturing accrued liabilities

1,904,270

2,879,222

Nonclinical accrued liabilities

642,784

527,935

Consulting, professional and audit liability

1,509,230

1,226,432

Other accrued liabilities

2,509,637

1,475,916

24,389,457

23,348,472